FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Warrants Liability Measured at Fair Value on a Recurring Basis Using Significant Level 3 Inputs

The following table presents the change in the warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs during 2016 and 2017 (see Note 21).

	2016	2017	2017
	RMB	RMB	US$
			(Note 3)
Balance at issuance date/beginning of year	64,414,941	16,357,737	2,514,138
Unrealized loss recognized in other comprehensive income	(48,057,204)	(12,615,466)	(1,938,962)

Balance at the end of the year	16,357,737	3,742,271	575,176

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2015, 2016 and 2017, respectively.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2105, 2016 and 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
	RMB	RMB	RMB	RMB	RMB
Receivable from WoW game points refund agent (see Note 14)	—	—	—	—	8,439,580

Total	—	—	—	—	8,439,580